Financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Measured at amortized cost
Financial instruments
Liabilities		$ 247,785	$ 107,350
Suppliers | Measured at amortized cost
Financial instruments
Liabilities		59,826	24,307
Accounts payable | Measured at amortized cost
Financial instruments
Liabilities		11,326	1,936
Current Loans and export prepayment agreement | Measured at amortized cost
Financial instruments
Liabilities		28,907
Current Lease liability | Measured at amortized cost
Financial instruments
Liabilities		2,132	680
Non-current Loans and export prepayment agreement | Measured at amortized cost
Financial instruments
Liabilities		141,999	77,438
Non-current Lease liability | Measured at amortized cost
Financial instruments
Liabilities		3,595	2,989
Measured at amortized cost
Financial instruments
Assets		92,846	101,338
Fair value through profit and loss
Financial instruments
Assets	[1]	29,693
Cash and cash equivalents | Measured at amortized cost
Financial instruments
Assets		64,403	96,354
Trade accounts receivable | Measured at amortized cost
Financial instruments
Assets	[1]	29,693
Accounts receivable from related parties | Measured at amortized cost
Financial instruments
Assets		14	$ 4,984
Loan and accounts receivable from related parties | Measured at amortized cost
Financial instruments
Assets		13,160
Collateral and guarantees | Measured at amortized cost
Financial instruments
Assets		$ 15,269

[1]	Fair Value through profit and loss is classified as Level 2.